NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

29. NONCONTROLLING INTEREST

The following schedule shows the movement on the noncontrolling interests of The9 Limited for the years ended December 31, 2022, 2023 and 2024.

	RMB	US$
		(Note 3)
	(in thousands)
Noncontrolling interests on December 31, 2021	13,015	1,783
Net loss attributable to noncontrolling interests	4,633	635
Contributions from noncontrolling interests	(40)	(5)
Noncontrolling interests from consolidation since acquisition	163	22
Noncontrolling interests on December 31, 2022	17,771	2,435
Net loss attributable to noncontrolling interests	7,427	1,017
Contributions from noncontrolling interests	(262)	(36)
Noncontrolling interests from consolidation since acquisition	—	—
Noncontrolling interests on December 31, 2023	24,936	3,416
Net loss attributable to noncontrolling interests	218	30
Contributions from noncontrolling interests	(1,099)	(151)
Noncontrolling interests from consolidation since acquisition	(10,278)	(1,408)
Noncontrolling interests on December 31, 2024	13,777	1,887